Derivative Liability (Tables)	9 Months Ended
Sep. 30, 2025
Derivative Liability [Abstract]
Schedule of Estimated Fair Values of the Liabilities Measured on a Recurring Basis

As of the date of issuance of the convertible notes and September 30, 2025, the estimated fair values of the liabilities measured on a recurring basis were based on the following Black Scholes inputs:

	Initial	September 30,
	Date	2025
Expected conversion price	$5.95 - $11.70	$5.44 - $7.65
Expected term	0.22 - 1.00 years	0.99 - 0.61 years
Expected average volatility	135% - 205%	199% - 292%
Expected dividend yield	-	-
Risk-free interest rate	3.92% - 4.34%	3.83% - 4.20%
Expected IPO Price	$4.00 - $9.00	$4.00 - $9.00

Schedule of Changes in Derivative Liabilities

The following table summarizes the changes in the derivative liabilities during the three and nine months ended September 30, 2025:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Balance - June 30, 2025	$898,059
Gain on change in fair value of the derivative	(630,586)
Balance - September 30, 2025	$267,473

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Balance - December 31, 2024	$-
Addition of new derivatives recognized as debt discount - conversion feature	953,571
Addition of new derivatives recognized as loss on derivatives	117,217
Gain on change in fair value of the derivative	(803,315)
Balance - September 30, 2025	$267,473